SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 172,867
2024	596,223	$ 299,244
2025	368,340	596,223
2026	377,442	368,340
Thereafter	1,379,415
Total Lease Payments	2,894,287	3,094,200
Less Interest	(299,495)	(352,437)
Total Lease Liabilities	2,594,792	2,741,763
Less: Current Portion	(297,501)	(299,244)	$ (486,806)
Long-Term Liabilities	2,297,291	2,442,519	$ 4,058,455
2027		377,442
Thereafter		1,452,951
Total Lease Liabilities	$ 2,594,792	$ 2,741,763